--------------------------------------------------------------------------------

DELAFIELD                                 600 FIFTH AVENUE, NEW YORK, N.Y. 10020
FUND, INC.                                                        (212) 830-5200

================================================================================











Dear Shareholder:



We are pleased to present the semi-annual report of Delafield Fund, Inc. for the period January 1, 1998 through June 30, 1998.

The Delafield Fund's net asset value per share on June 30, 1998 was $15.29 as compared to $14.88 at December 31, 1997. The Fund had net assets of $161,821,467 and 1,308 active shareholders. After adjusting for dividend payments of $0.07 per share, the Fund registered an increase of 3.2% during the first-half year. The Fund held 48 companies, with the top ten holdings accounting for 34% of total net assets overall. Equity investments comprised 79% of the $161.8 million portfolio on June 30, 1998.

We thank you for your support and look forward to serving your needs.




Sincerely,






\s\J. Dennis Delafield                       \s\Vincent Sellechia


J. Dennis Delafield                          Vincent Selecchia
Chairman                                     President






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 1998
(UNAUDITED)
================================================================================

                                                                                                    Value
                                                                              Shares               (Note 1)
Common Stocks (78.77%)                                                        ------                ------
------------------------------------------------------------------------------------------------------------------------------------
 Automotive/Auto Parts (1.58%)
 OEA, Inc.                                                                    160,000           $     2,560,000
                                                                                                 --------------

 Consumer Products & Services (6.04%)
 Bush Industries Inc.                                                         110,000                 2,392,500
 O'Sullivan Industries Holdings*                                              260,000                 3,640,000
 Polaroid Corporation                                                         105,000                 3,734,062
                                                                                                 --------------
                                                                                                      9,766,562
                                                                                                 --------------
 Electronics (4.99%)
 BMC Industries, Inc.                                                         350,000                 3,062,500
 Bell Industries*                                                             171,700                 1,953,087
 International Rectifier Corporation*                                         255,000                 2,167,500
 Sheldahl Inc.*                                                               100,000                   884,375
                                                                                                 --------------
                                                                                                      8,067,462
                                                                                                 --------------
 Energy (1.65%)
 EEX Corporation*                                                             157,975                 1,481,015
 Forest Oil Corporation*                                                       82,700                 1,183,644
                                                                                                 --------------
                                                                                                      2,664,659
                                                                                                 --------------
 Financial Products and Services (7.77%)
 BancTec, Inc.*                                                               250,000                 5,781,250
 Harland (John H.) Company                                                    122,900                 2,081,619
 Wang Laboratories, Inc.*                                                     185,000                 4,711,719
                                                                                                 --------------
                                                                                                     12,574,588
                                                                                                 --------------
 Industrial Products (13.78%)
 AMETEK, Inc.                                                                  80,000                 2,345,000
 Atchison Casting Corporation*                                                125,000                 2,234,375
 Flowserve Corporation                                                        104,520                 2,573,805
 Furon Company                                                                 99,000                 1,794,375
 Kennametal Inc.                                                               35,000                 1,461,250
 Scott Technologies Class A*                                                  115,000                 1,681,875
 Stimsonite Corporation*                                                      135,000                 1,025,156
 UNOVA, Inc.*                                                                 185,000                 3,977,500
 Varian Associates Inc.                                                       133,700                 5,214,300
                                                                                                 --------------
                                                                                                     22,307,636
                                                                                                 --------------
 Insurance (Brokers) (0.97%)
 Gallagher (Arthur J.)                                                         35,000                 1,566,250
                                                                                                 --------------

 Insurance (Life) (1.90%)
 PennCorp Financial Group                                                     150,000                 3,075,000
                                                                                                 --------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                    Value
                                                                              Shares               (Note 1)
Common Stocks (Continued)                                                     ------                ------
------------------------------------------------------------------------------------------------------------------------------------
 Insurance (Property/Casualty) (1.50%)
 Highlands Insurance Group*                                                    41,000           $       758,500
 Orion Capital Corporation                                                     30,000                 1,676,250
                                                                                                 --------------
                                                                                                      2,434,750
                                                                                                 --------------
 Insurance (Reinsurance) (5.05%)
 Risk Capital Holding Inc.*                                                    55,000                 1,373,281
 Trenwick Group, Inc.                                                         175,000                 6,797,656
                                                                                                 --------------
                                                                                                      8,170,937
                                                                                                 --------------
 Metals/Mining (6.22%)
 Allegheny Teledyne Inc.                                                      220,000                 5,032,500
 Carpenter Technology                                                           9,500                   477,375
 Cleveland Cliffs                                                              60,000                 3,217,500
 Freeport McMoRan Sulphur*                                                    100,735                 1,334,739
                                                                                                 --------------
                                                                                                     10,062,114
                                                                                                 --------------
 Real Estate (3.78%)
 Carey Diversified, LLC                                                        50,000                   987,500
 Kimco Realty Corporation                                                     105,000                 4,305,000
 Ramco-Gershenson Properties Trust                                             43,750                   831,250
                                                                                                 --------------
                                                                                                      6,123,750
                                                                                                 --------------
 Retail (6.10%)
 Nine West Group, Inc.*                                                       240,000                 6,435,000
 Sunglass Hut International, Inc.*                                            311,000                 3,440,438
                                                                                                 --------------
                                                                                                      9,875,438
                                                                                                 --------------
 Telecommunications (2.32%)
 CommScope, Inc.*                                                             155,000                 2,509,063
 Salient 3 Communications                                                     135,900                 1,240,087
                                                                                                 --------------
                                                                                                      3,749,150
                                                                                                 --------------
 Textile/Apparel (9.90%)
 Burlington Industries Inc.*                                                  100,000                 1,406,250
 Delta Woodside Industries Inc.*                                              850,000                 4,409,375
 Dyersburg Corporation                                                        200,000                 1,162,500
 Fruit of the Loom, Inc.*                                                      60,000                 1,991,250
 Shaw Industries, Inc.                                                        400,000                 7,050,000
                                                                                                 --------------
                                                                                                     16,019,375
                                                                                                 --------------




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
STATEMENT OF  NET ASSETS (CONTINUED)
JUNE 30, 1998
(UNAUDITED)
================================================================================

                                                                                                    Value
                                                                              Shares               (Note 1)
Common Stocks (Continued)                                                     ------                ------
------------------------------------------------------------------------------------------------------------------------------------
 Miscellaneous (5.22%)
 Dames & Moore Group                                                          150,000           $     1,931,250
 Manpower, Inc.                                                                30,000                   860,625
 Moore Corporation, Ltd.                                                       80,000                 1,060,000
 Unisource Worldwide, Inc.                                                    425,000                 4,595,313
                                                                                                 --------------
                                                                                                      8,447,188
                                                                                                 --------------
 Total Common Stocks (Cost $122,286,555)                                                            127,464,859
                                                                                                 --------------
Convertible Preferred Stock (0.06%)
------------------------------------------------------------------------------------------------------------------------------------
 Real Estate (0.06%)
 Kimco Realty Corporation Class D
  Depository Shares                                                             3,600                    97,650
                                                                                                 --------------
 Total Convertible Preferred Stock (Cost $82,722)                                                        97,650
                                                                                                 --------------
                                                                             Face
                                                                            Amount
                                                                            ------
Corporate Bonds (0.21%)
------------------------------------------------------------------------------------------------------------------------------------
 Industrial Products (0.13%)
 AMETEK, Inc. 9.750%
   debentures, due 03/15/2004                                            $    200,000                   212,000
                                                                                                 --------------

 Insurance (Life) (0.08%)
 PennCorp Financial Group, 9.250%, due 12/15/2003                             125,000                   128,750
                                                                                                 --------------
 Total Corporate Bonds (Cost $325,100)                                                                  340,750
                                                                                                 --------------

Short-Term Investments (21.19%)
Repurchase Agreements (21.19%)
------------------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Securities Inc., 5.800%, due 07/01/98
 (Collateralized by $32,081,000
 U.S. Treasury Notes, 6.875%, due 05/15/06)                              $ 34,285,000                34,285,000
                                                                                                 --------------
 Total Short-Term Investments (Cost $34,285,000)                                                     34,285,000
                                                                                                 --------------
 Total Investments (100.23%) (Cost $156,979,377+)                                                   162,188,259
 Liabilities in Excess of Cash and Other Assets (-0.23%)                                        (       365,714)
                                                                                                 --------------
 Net Assets (100.00%), 10,580,520  shares outstanding                                           $   161,822,545
                                                                                                 ==============
 Net asset value, offering and redemption price per share                                       $         15.29
                                                                                                 ==============

 *   Non-income producing.
 + Aggregate cost for federal income tax purposes is identical. Aggregate unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are $15,565,182 and $10,356,300, respectively.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)
================================================================================


 INVESTMENT INCOME
 Income:
    Interest.......................................................................        $      1,022,682
    Dividends......................................................................                 729,962
                                                                                            ---------------
          Total income.............................................................               1,752,644
                                                                                            ---------------
 Expenses: (Note 2)
    Investment management fee......................................................                 636,775
    Administration fee.............................................................                 167,153
    Shareholder servicing fee......................................................                 198,992
    Custodian expenses.............................................................                  16,153
    Shareholder servicing and related shareholder expenses.........................                 100,171
    Legal, compliance and filing fees..............................................                  27,946
    Audit and accounting...........................................................                  39,800
    Directors' fees and expenses...................................................                   3,750
    Amortization of organization costs.............................................                   4,312
    Other..........................................................................                   5,424
                                                                                            ---------------
       Total expenses..............................................................               1,200,476
       Less:
       Fees waived.................................................................        (        179,492)
       Expenses paid indirectly....................................................        (          4,021)
                                                                                            ---------------
       Net expenses................................................................               1,016,963
                                                                                            ---------------
       Net investment income.......................................................                 735,681
                                                                                            ---------------


 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments...........................................              10,499,072
 Net change in unrealized appreciation (depreciation) of investments...............        (      6,645,074)
                                                                                            ---------------
         Net gain (loss) on investments............................................               3,853,998
                                                                                            ---------------
 Increase (decrease) in net assets from operations.................................        $      4,589,679
                                                                                            ===============


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================


                                                                              Six Months
                                                                                 Ended                  Year
                                                                             June 30, 1998              Ended
                                                                              (Unaudited)         December 31, 1997
                                                                               ---------          -----------------
INCREASE (DECREASE) IN NET ASSETS


Operations:

 Net investment income.....................................................  $        735,681       $     1,716,397

 Net realized gain on investments..........................................        10,499,072             9,364,322

 Net change in unrealized appreciation (depreciation) .....................  (      6,645,074)            4,562,649
                                                                              ---------------        --------------

   Increase (decrease) in net assets from operations.......................         4,589,679            15,643,368

Distributions from:

 Net investment income.....................................................  (        738,113)      (     1,710,095)

 Net realized gain on investments..........................................            --           (     9,359,513)

 Return of capital.........................................................  (         --     )     (        --    )

Capital share transactions (Note 3)........................................        11,347,007            80,770,780

                                                                              ---------------        --------------
  Total increase (decrease)................................................        15,198,573            85,344,540

Net Assets:

 Beginning of period.......................................................       146,623,972            61,279,432
                                                                              ---------------        --------------

 End of period (including undistributed net investment income
   of $3,870 & $6,303, respectively........................................  $    161,822,545       $   146,623,972
                                                                              ===============        ==============










--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

Delafield Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to seek long-term preservation of capital and growth of capital by investing primarily in equity securities of domestic companies. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last reported sales price on the last business day of the fiscal period. Common stocks for which no sale was reported on that date and over-the-counter securities, are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     d) General -

     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. It is the Funds policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities plus accrued interest are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the "Manager") equal to .80% of the Fund's average daily net assets.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund an annual fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended June 30, 1998, the Distributor voluntarily waived shareholder servicing fees of $179,492.

Brokerage commissions paid during the period to the Distributor amounted to $93,390.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,500 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $40,113 paid to Reich & Tang Services, L.P. an affiliate of the Manager as servicing agent for the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $4,021.

3. Capital Stock

At June 30, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $146,110,720. Transactions in capital stock were as follows:


                                                   Six Months
                                                      Ended                              Year Ended
                                                  June 30, 1998                       December 31, 1997
                                           ---------------------------          ----------------------------
                                             Shares           Amount              Shares            Amount
                                           ----------       ----------          ----------        ----------
 Sold................................        1,927,976     $ 30,018,367           5,631,514      $ 86,536,997
 Issued on reinvestment of dividends.           46,995          719,018             729,075        10,714,899
 Redeemed............................     (  1,247,588)    ( 19,390,378)      (   1,049,645)     ( 16,481,116)
                                           -----------      -----------        ------------       -----------
 Net increase (decrease).............          727,383     $ 11,347,007           5,310,944      $ 80,770,780
                                           ===========      ===========        ============       ===========

4. Investment Transactions

Purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $68,423,978 and $52,276,201 respectively. Accumulated undistributed net realized gains at June 30, 1998 amounted to $10,499,072.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights

                                                Six Months
                                                   Ended              Year             Period from        Year     November 19, 1993
                                                  June 30,            Ended        October 1, 1995 to    Ended      ( Inception) to
                                                    1998           December 31,       December 31,    September 30,   September 30,
                                                               --------------------
                                                (Unaudited)       1997       1996        1995             1995           1994
                                                 ---------     ---------  ---------    ---------        ---------      ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period........    $ 14.88       $ 13.49    $ 12.26      $ 11.95          $ 10.82        $ 10.00
                                                 ---------     ---------  ---------    ---------        ---------      ---------
 Income from investment operations:
     Net investment income...................        .07           .21        .16          .05              .13            .07
 Net realized and unrealized
     gains (losses) on investments...........        .41          2.42       3.07          .50             1.99            .82
                                                 ---------     ---------  ---------    ---------        ---------      ---------
 Total from investment operations............        .48          2.63       3.23          .55             2.12            .89
                                                 ---------     ---------  ---------    ---------        ---------      ---------
 Less distributions:
     Dividends from net investment income....    (   .07  )    (   .21  ) (   .16  )   (   .05  )       (   .13  )     (   .07  )
     Distributions from net realized gains
       on investments........................        --        (  1.03  ) (  1.84  )   (   .18  )       (   .86  )         --
     In excess of net realized gain..........        --            --         --       (   .01  )            --            --
                                                 ---------     ---------  ---------    ---------        ---------      ---------
 Total distributions.........................    (   .07  )    (  1.24  ) (  2.00  )   (   .24  )       (   .99  )     (   .07  )
                                                 ---------     ---------  ---------    ---------        ---------      ---------
 Net asset value, end of period..............    $ 15.29       $ 14.88    $ 13.49      $ 12.26          $ 11.95        $ 10.82
                                                 =========     =========  =========    =========        =========      =========
 Total Return................................       3.23%(a)     19.66%     26.35%        4.62%(a)        20.05%          8.93%(a)
                                                 =========     =========  =========    =========        =========      =========
 Ratios/Supplemental Data
 Net assets, end of period(000)..............    $ 161,823     $ 146,624  $  61,279    $  45,730        $  42,316      $   9,658
 Ratios to average net assets:
     Expenses, net of fees waived............       1.28%*+       1.29%+     1.29%+       1.67%*+          1.65%          1.78%*
     Net investment income...................        .92%*        1.64%      1.18%        1.57%*           1.35%          0.96%*
     Management, administration and
       shareholder servicing fees waived.....        .23%*         .20%       .20%         .20%*            .71%          1.12%
     Expenses paid indirectly................        .01%*         .00%       .01%         .07%*            .00%           .00%
 Portfolio turnover rate.....................      42.40%        55.43%     75.54%       20.49%           70.36%         42.84%
 Average commission rate paid (per share) (b)    $   .0318     $   .0305  $   .0378    $   .0343            --             --


 *   Annualized
 +   Includes expenses paid indirectly
 (a) Not Annualized
 (b) Required by regulations issued in 1995.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------













-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------
Delafield Fund, Inc.

     600 Fifth Avenue
     New York, New York 10020

Manager

     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian

     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent

     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







                                                       DELAFIELD
                                                       FUND, INC.









                                                        Semi-Annual Report
                                                           June 30, 1998
                                                            (Unaudited)















--------------------------------------------------------------------------------